UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Digital Century Capital

Address:  660 Madison Avenue
          14th Floor
          New York, NY 10021

13F File Number: 28-05245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rajiv J. Chaudhri
Title:  Managing Member
Phone:  (212) 821-1809


Signature, Place and Date of Signing:

/s/ Rajiv J. Chaudhri         New York, NY                   November 11, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  22

Form 13F Information Table Value Total: $32,833,870.00


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                    FORM 13F INFORMATION TABLE


                                                  Value as of                         Investment  Other
  Name                Title of Class   CUSIP      September 30th 2002  Shares  SH/PRN Discretion  Managers  Voting Authority - Sole
  ----                --------------   -----      -------------------  ------  ------ ----------  --------  -----------------------
 Atmel Corp           Common           049513104    $ 318,000.00       300,000 SH     Sole        None            300,000
 BEA Systems          Common           073325102  $ 2,211,860.00       427,000 SH     Sole        None            427,000
 Brocade              Common           111621108    $ 828,300.00       110,000 SH     Sole        None            110,000
 Cisco                Common           17275R102  $ 2,462,800.00       235,000 SH     Sole        None            235,000
 eBay                 Common           278642103  $ 3,327,030.00        63,000 SH     Sole        None             63,000
 EMC Corp             Common           268648102  $ 1,233,900.00       270,000 SH     Sole        None            270,000
 Extreme Networks     Common           30226D106  $ 1,006,190.00       239,000 SH     Sole        None            239,000
 Globespan            Common           379571102    $ 620,680.00       263,000 SH     Sole        None            263,000
 Integrated Devices   Common           458118106    $ 856,080.00        82,000 SH     Sole        None             82,000
 Ishares TR           Glmn Schs Soft   464287515  $ 1,755,250.00        85,000 SH     Sole        None             85,000
 Juniper Networks     Common           48203R104    $ 950,400.00       198,000 SH     Sole        None            198,000
 Mcdata               Cl B             580031102    $ 603,900.00       110,000 SH     Sole        None            110,000
 Motorola             Common           620076109  $ 3,155,800.00       310,000 SH     Sole        None            310,000
 Openwave             Common           683718100  $   310,000.00       500,000 SH     Sole        None            500,000
 Overture             Common           69039r100  $ 1,932,740.00        82,000 SH     Sole        None             82,000
 Paypal               Common           704508100  $ 2,822,850.00       135,000 SH     Sole        None            135,000
 Qualcomm             Common           747525103  $ 1,850,540.00        67,000 SH     Sole        None             67,000
 Retek Corp.          Common           76128Q109    $ 518,400.00       144,000 SH     Sole        None            144,000
 Research in Motion   Common           760975102    $ 706,500.00        75,000 SH     Sole        None             75,000
 SAP                  Common           803054204    $ 978,750.00        87,000 SH     Sole        None             87,000
 Veritas Software Co. Common           923436109    $ 953,550.00        65,000 SH     Sole        None             65,000
 Yahoo                Common           984332106  $ 3,397,350.00       355,000 SH     Sole        None            355,000

                                       Total:    $ 32,833,870.00






02075.0001 #362672